Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss)	$ (36,315)	$ 4,067	$ 4,345	$ (41,650)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Non-cash interest expense related to debt financing and royalty obligation	11,137	7,856	12,459	9,005
Settlement of interest with payment-in-kind note	3,125	0
Non-cash gain on partial extinguishment of senior notes	(296)	0
Change in fair value of warrant liability	(7,610)	(541)	(551)	(138)
Change in fair value of derivative liability	0	(53,313)	(66,340)	14,986
Stock-based compensation expense	560	234	825	359
Depreciation	18	14	18	4
Changes in operating assets and liabilities:
Accounts receivable	(2,532)	(3,451)	(4,400)
Inventory	(6,622)	746	1,104	(6,961)
Prepaid expenses and other current assets	(2,048)	(734)	(804)	(939)
Accounts payable	3,736	7,165	7,728	4,035
Accrued expenses	2,740	1,677	2,864	1,584
Deferred revenue	(345)	619	1,172
Net cash used in operating activities	(34,452)	(35,661)	(41,580)	(19,715)
Investing activities
Purchases of property and equipment	(20)	(62)	(63)	(21)
Net cash used in investing activities	(20)	(62)	(63)	(21)
Financing activities
Proceeds from issuance of convertible notes payable	23,592	1,611	1,611	18,389
Proceeds from business combination, net	17,008	0
Proceeds from issuance of senior notes payable	8,592	49,125	49,125
Proceeds from PPP loan		500	488
Repayment of PPP loan		(500)	(488)
Debt issuance costs		(3,516)	(3,516)	(29)
Net cash provided by financing activities	49,192	47,220	47,220	18,360
Net increase in cash and cash equivalents	14,720	11,497	5,577	(1,376)
Cash and cash equivalents — beginning of period	7,233	1,656	1,656	3,032
Cash and cash equivalents — end of period	21,953	13,153	7,233	1,656
Supplemental disclosure of cash flow information:
Cash paid for interest			3,125
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible notes payable into Series D redeemable convertible preferred stock	3,360	0
Accretion of redeemable convertible preferred stock to redemption value, including dividends on preferred stock			$ 14,682	$ 13,594
Conversion of Series D redeemable convertible preferred stock into Old Clarus common stock prior to the recapitalization	11,829	0
Senior secured note principal and royalty obligation balance conversion to shares of common stock upon merger	28,254	0
Convertible notes principal and accrued interest balance conversion to shares of common stock upon merger	103,333	0
Conversion of Series D redeemable convertible preferred stock into common stock	189,659	0
Value of warrants assumed upon merger (Note 3)	$ 14,075	$ 0